UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Walthausen Small Cap Value Fund

	Schedule of Investments
	October 31, 2008 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
4,100	Triumph Group Inc.	$ 179,826	2.39%

Chemicals & Allied Products
3,775	Arch Chemicals Inc.	107,097
14,770	Solutia Inc. *	142,383
		249,480	3.32%

Computer Peripheral Equipment,
19,605	Astro-Med Inc.	153,115	2.04%

Crude Petroleum & Natural Gas
7,000	Denbury Resources Inc.*	88,970	1.18%

Electrical Industrial Apparatus
4,530	Woodward Governor Co.	145,413	1.94%

Electronic Components & Accessories
44,005	Vishay Intertechnology Inc. *	189,662	2.52%

Electronic Components, NEC
23,315	Hutchinson Technology Inc. *	159,475	2.12%

Fire, Marine & Casualty Insurance
445	Alleghany Corp.	125,490
5,000	Specialty Underwriters Alliance Inc. *	17,400
		142,890	1.90%

Food & Kindred Products
3,855	Flowers Foods Inc.	114,301	1.52%

Games, Toys & Children's Vehicles
5,035	JAKKS Pacific Inc. *	112,633	1.50%

Greeting Cards
7,720	CSS Industries Inc.	171,384	2.28%

Hospital & Medical Service Plans
4,705	Molina Healthcare Inc. *	104,780	1.39%

Industrial Instruments For Measue Display and Controll
1,550	K-Tron International, Inc. *	145,685	1.94%

Industrial Organic Chemicals
5,705	Sensient Technologies Corp.	143,937	1.92%

Insurance Agents, Brokers & Services
5,800	eHealth, Inc *	73,776	0.98%

Insurance Carriers, NEC
22,515	Hallmark Financial Services Inc. *	146,348	1.95%

Life Insurance
9,030	FBL Financial Group Inc.	157,664
21,195	Phoenix Companies Inc.	137,132
		294,795	3.92%

Machine Tools, Metal Cutting Types
9,950	Thermadyne Holdings Corp. *	89,650	1.19%

Metal Forgings & Stampings
10,130	Ladish Co. Inc. *	172,514	2.30%

Miscellaneous Electrical Machinery, Equipment & Sales
16,600	Ultralife Corp. *	144,254	1.92%

Miscellaneous Publishing
154,300	Idearc, Inc.	58,634	0.78%

Mortgage Bankers & Loan Correspondents
24,690	Ocwen Financial Corp. *	165,423	2.20%

Motor Vehicle Parts & Accessories
110,085	Visteon Corp. *	75,959	1.01%

National Commercial Banks
5,650	FirstMerit Corp.	131,758
2,695	Suffolk Bancorp	87,453
		219,211	2.92%

Paper Mills
39,400	KapStone Paper and Packaging Co	16,154	0.22%

Pharmaceutical Preparations
2,795	Alpharma, Inc. *	87,511	1.16%

Pulp Mills
73,700	Mercer International Inc. * **	206,360	2.75%

Refrigeration & Service Industries
5,995	Standex International Corp.	154,731	2.06%

Retail - Drug Stores and Proprietary Stores
5,750	PetMed Express Inc. *	101,545	1.35%

Retail - Variety Stores
5,475	Family Dollar Stores Inc.	147,332	1.96%

Savings Institution, Federally Chartered
5,100	United Financial Bancorp	71,400
7,160	Westfield Financial Inc.	74,106
		145,506	1.94%

Search, Detection, Navigation, Aeronoautical Systems
10,490	LaBarge Inc. *	144,238	1.92%

Security Brokers, Dealers & Flotation Companies
13,000	Cowen Group Inc. *	91,910	1.22%

Services - Automotive Repair, Services & Parking
5,020	Monro Muffler Brake Inc.	108,081	1.44%

Services - Business Services NEC
6,275	ATC Technology Corporation *	137,611
9,745	CBIZ Inc. *	78,935
		216,545	2.88%

Services - Computer Processing & Data Preparation
9,960	CSG Systems International Inc. *	165,635	2.20%

Services - Computer Programming, Data Processing, Etc.
16,900	United Online Inc.	125,060	1.66%

Services - Educational Services
9,700	Nobel Learning Communities Inc. *	131,144
9,360	Universal Technical Institute Inc. *	154,440
		285,584	3.80%

Services-Equipment Rental & Leasing, NEC
5,770	McGrath Rentcorp	131,210	1.75%

Services-Help Supply Services
13,565	CDI Corp.	176,345	2.35%

Services - Hospitals
10,005	Rehabcare Group Inc. *	171,386	2.28%

Services - Management Consulting
29,395	Information Services Group, Inc. *	80,836	1.08%

Services - Membership Organizations
21,940	Interval Leisure Group, Inc. *	159,284	2.12%

Services - Video Tape Rental
4,685	Netflix, Inc. *	116,001	1.55%

State Commercial Banks
6,580	Bryn Mawr Bank Corp.	139,430
2,190	First Financial Bankshares Inc.	118,676
14,015	TrustCo Bank Corp. NY	170,563
		428,669	5.71%

Telephone Communications (No Radio Telephone)
9,685	D&E Communications Inc.	67,795
5,110	Telephone & Data Systems Inc.	137,204
		204,999	2.73%

Textile Mill Products
13,200	Lydall Inc. *	87,780	1.17%

Wholesale - Durable Goods
3,000	School Specialty Inc. *	63,000	0.84%

Total for Common Stock (Cost $7,922,075)		$ 7,157,813	95.27%

CASH EQUIVALENTS
213,282	Huntington US Treasury Money Market Fund Cl A 0.68% ***	213,282	2.84%
	(Cost $213,282)

Total Investment Securities		7,371,095	98.11%
	(Cost $8,135,357)

Other Assets In Excess of Liabilities		141,955	1.89%

Net Assets		$ 7,513,050	100.00%

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN SMALL CAP VALUE FUND

 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,135,357 amounted to $764,262, which consisted of aggregate gross unrealized appreciation of $635,858 and aggregate gross unrealized depreciation of $1,400,120.

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective April 30, 2008.  This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$7,371,095
Level 2 –Significant Other Observable Inputs	$0
Level 3 –Significant Unobservable Inputs	$0
Total	$7,371,095

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/ John B. Walthausen

       John B. Walthausen

       President

Date: 12/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Walthausen

       John B. Walthausen

       President

Date: 12/22/08

By: /s/ Mark L. Hodge

        Mark L. Hodge

        Chief Financial Officer

Date: 12/22/08